COMMITMENTS AND CONTINGENCIES (Details - Adjustment of revenues) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Oct. 31, 2020	Oct. 31, 2019
Monthly Revenues	$ 2,563,516	$ 1,305,178	$ 3,055,776	$ 1,702,271
Revenue 1 [Member]
Monthly Revenues	1,000,000		1,000,000
Base Salary Increase	130,000		130,000
Revenue 2 [Member]
Monthly Revenues	1,500,000		1,500,000
Base Salary Increase	200,000		200,000
Revenue 3 [Member]
Monthly Revenues	2,000,000		2,000,000
Base Salary Increase	275,000		275,000
Revenue 4 [Member]
Monthly Revenues	3,500,000		3,500,000
Base Salary Increase	630,000		630,000
Revenue 5 [Member]
Monthly Revenues	5,000,000		5,000,000
Base Salary Increase	$ 900,000		$ 900,000